Related parties	12 Months Ended
Dec. 31, 2018
Related parties
Related parties

30. Related parties

Relationship and transactions with entities with (joint) control of, or significant influence over, Galapagos

There are no shareholders or other entities who, solely or jointly, control Galapagos or exercise significant influence over Galapagos.

Relationship and transactions with subsidiaries

Please see Note 31 for an overview of the consolidated companies of the group, which are all wholly-owned subsidiaries of Galapagos NV.

Intercompany transactions between Galapagos NV and its subsidiaries, and amongst the subsidiaries, have been eliminated in the consolidation and are not disclosed in this note.

Relationship and transactions with key management personnel

Our key management personnel consists of the members of our executive committee and the members of our board of directors. All amounts mentioned in this section are based on expenses recognized in the financial statements for the relevant financial year.

Remuneration of key management personnel

On December 31, 2018, our executive committee had five members: Mr. Onno van de Stolpe, Mr. Bart Filius, Dr. Piet Wigerinck, Dr. Andre Hoekema and Dr. Walid Abi-Saab. On December 31, 2018, our board of directors consisted of seven members: Mr. Onno van de Stolpe, Dr. Raj Parekh, Dr. Werner Cautreels, Mr. Howard Rowe, Ms. Katrine Bosley, Dr. Christine Mummery and Dr. Mary Kerr. Dr. Harrold van Barlingen’s mandate as director expired immediately after the annual shareholders’ meeting of April 24, 2018.

Only the CEO is a member of both the executive committee and the board of directors. Our CEO does not receive any special remuneration for his board membership, as this is part of his total remuneration package in his capacity as member of the executive committee.

The remuneration package of the members of key management personnel comprises:

	Year ended December 31,
	2018	2017	2016
Remuneration of key management personnel:
Euro, in thousands (except for the number of warrants)
Short-term benefits (1)
Executive committee members as a group	€4,702	€3,694	€3,124
Raj Parekh (2)	92	91	73
Harrold van Barlingen (3)	15	45	47
Howard Rowe	53	45	50
Werner Cautreels	48	55	56
Katrine Bosley	45	45	45
Christine Mummery	40	41	43
Mary Kerr (4)	46	41	18
Post-employment benefits (5)	305	248	228
Total benefits excluding warrants	€5,346	€4,305	€3,683
Number of warrants granted in the year
Executive committee members as a group	350,000	475,000	515,000
Raj Parekh (2)	15,000	15,000	30,000
Harrold van Barlingen (3)		7,500	15,000
Howard Rowe	7,500	7,500	15,000
Werner Cautreels	7,500	7,500	15,000
Katrine Bosley	7,500	7,500	15,000
Christine Mummery	7,500	7,500	15,000
Mary Kerr (4)	7,500	7,500	—
Total number of warrants granted in the year	402,500	535,000	620,000
Total cost of warrants granted in the year	€15,507	€15,699	€11,332

(1)      Includes for executive committee members: salaries, employer social security contributions, other short-term benefits; includes for board members: board fees, other short-term benefits.

(2)      During the first four months of 2016, Dr. Parekh did not receive remuneration for his director’s mandate, but was compensated through a consultancy agreement only (consultancy fee of €20 thousand in 2016).

(3)       Dr. Van Barlingen’s mandate ended on April 24, 2018.

 (4)    Dr. Kerr joined the board on July 26, 2016.

(5)      Only executive committee members are granted post-employment benefits.

SHORT-TERM EMPLOYEE BENEFITS AND BOARD FEES

The members of the executive committee provide their services to us on a full-time basis.

The five members of the executive committee (including the CEO) who were in function in the course of 2018 were paid an aggregate amount of €1,920.45 in remuneration and received an aggregate amount of €2,569.20 thousand in bonuses (2017: €1,638.71 thousand in remuneration and €1,908.81 thousand in bonuses for the five members of the executive committee (including the CEO) who were in function in the course of 2017; 2016: €1,291.84 thousand in remuneration and €1,747.21 thousand in bonuses for the four members of the executive committee (including the CEO) who were in function in the course of 2016). The higher amounts in 2018 can be explained by the fact that (a) Dr. Abi-Saab was in function during the entire year in 2018, whereas in 2017 he was in function for only 9 months, (b) the aggregate bonus amount for 2018 also includes the deferred part of an exceptional bonus granted upon the successful Nasdaq listing in 2015, and (c) Dr. Abi-Saab’s remuneration of 2018 includes a corrective payment relating to Swiss social security contributions. The aggregate bonus amount for 2018 was composed of three parts: (i) an aggregate bonus of €756.80 thousand, being 50% of the bonus for performance over 2018 (paid in January 2019), with the other 50% being deferred for 3 years, (ii) an aggregate amount of €817.83 thousand as deferred part of the bonus for the performance over 2015 (paid in January 2019), and (iii) an aggregate amount of €994.57 thousand as deferred part of the exceptional special bonus awarded in 2015 for the successful Nasdaq listing in 2015 (paid in January 2019). The aggregate bonus amount for 2017 was composed of two parts: (i) an aggregate bonus of €692.06 thousand, being 50% of the bonus for performance over 2017 (paid in early January 2018), with the other 50% being deferred for 3 years, and (ii) an aggregate amount of €1,216.75 thousand as deferred part of the bonus for performance over 2014 (paid in early January 2018). The aggregate bonus amount for 2016 was composed of two parts: (i) an aggregate bonus of €573.05 thousand, being 50% of the bonus for performance over 2016 (paid in early January 2017), with the other 50% being deferred for 3 years, and (ii) an aggregate amount of €1,174.17 thousand as deferred part of the bonus for performance over 2013 (paid in early January 2017).

Other components of the remuneration of the executive committee members included contributions to health insurance schemes, company cars, tax advisory services and certain fringe benefits of non-material value.

Pursuant to the decision of the annual shareholders’ meeting of April 24, 2018, Dr. Parekh received €90 thousand (€80 thousand as chair of the board, and €10 thousand as chair of the nomination and remuneration committee), Dr. Cautreels received €47.5 thousand (€40 thousand as non-executive director, €2.5 thousand as chair of the audit committee until April 23, 2018, €3.75 thousand as member of the audit committee as from April 23, 2018, and €1.25 thousand as member of the nomination and remuneration committee until March 20, 2018), Mr. Rowe received €52.5 thousand (€40 thousand as non-executive director, €1.25 thousand as member of the audit committee until April 23, 2018,  €7.5 thousand as chair of the audit committee as from April 23, 2018, and €3.75 thousand as member of the nomination and remuneration committee as from March 20, 2018), Ms. Bosley received €45 thousand (€40 thousand as non-executive director, and €5 thousand as member of the nomination and remuneration committee), Dr. Kerr received €43.75 thousand (€40 thousand as non-executive director, and €3.75 thousand as member of the audit committee as from March 20, 2018), Dr. Mummery received €40 thousand as non-executive director, and Dr. Van Barlingen received €15 thousand (€13.3 thousand as non-executive director until April 24, 2018 and €1.7 thousand as member of the audit committee until March 20, 2018). Pursuant to the decision of the annual shareholders’ meeting of April 25, 2017, Dr. Parekh received €90 thousand (€80 thousand as chairman of the board, and €10 thousand as chairman of the nomination and remuneration committee), Dr. Cautreels received €55 thousand (€40 thousand as non-executive director, €10 thousand as chairman of the audit committee and €5 thousand as member of the nomination and remuneration committee), Ms. Bosley, Mr. Rowe and Dr. Van Barlingen each received €45 thousand (€40 thousand as non-executive director and €5 thousand as member of the nomination and remuneration committee or audit committee) and Dr. Mummery and Dr. Kerr each received €40 thousand as non-executive director. Pursuant to the decision of the annual shareholders’ meeting of April 26, 2016, Dr. Parekh received €70 thousand (or, taking into account €20 thousand received in consultancy fees for the first four months of 2016, an aggregate of €90 thousand: €80 thousand as chairman of the board, and €10 thousand as chairman of the nomination and remuneration committee), Dr. Cautreels received €55 thousand (€40 thousand as non-executive director, €10 thousand as chairman of the audit committee and €5 thousand as member of the nomination and remuneration committee), Ms. Bosley, Mr. Rowe and Dr. Van Barlingen each received €45 thousand (€40 thousand as non-executive director and €5 thousand as member of the nomination and remuneration committee or audit committee) and Dr. Mummery received €40 thousand as non-executive director. Dr. Kerr, being appointed as non-executive director as from July 26, 2016, received €17 thousand as remuneration for the performance of her mandate during the remainder of 2016 pursuant to the decision of the special shareholders’ meeting of July 26, 2016.

Dr. Parekh did not receive remuneration for his director’s mandate in the first four months of 2016, but was instead compensated only through a consultancy agreement until April 30, 2016.

Finally, in 2018, a total amount of €3.7 thousand was paid as other short-term benefit for the non-executive directors (2017: €2.7 thousand; 2016: €14.5 thousand). These benefits related to the payment of tax advisory services.

POST-EMPLOYMENT BENEFITS

The post-employment benefits to the members of the executive committee are granted under separate retirement benefit schemes, including pension schemes, post-employment life insurance and additional individual pension contributions.

SEVERANCE PAYMENTS

The employment and management agreements of the members of the executive committee do not provide for severance compensation. They do not contain notice periods that exceed six months. However, Galapagos entered into undertakings with the members of the executive committee providing that, in case their contract with the group is terminated as a result of a change of control of Galapagos NV, they would be entitled to a severance compensation of 12 months’ base salary for the Chief Executive Officer and nine months’ base salary for the other executive committee members.

WARRANTS GRANTED IN 2018

In 2018, 30,000 warrants were granted to independent directors (2017: 37,500; 2016: 60,000) and 22,500 warrants were granted to the other non-executive directors (2017: 22,500; 2016: 45,000). The higher number of warrants granted in 2017 can be explained by the fact that there was one additional independent director in 2017.

OTHER

No loans, quasi-loans or other guarantees were given by Galapagos NV or any of its subsidiaries to members of the board and of the executive committee. We have not entered into transactions with our key management personnel, other than as described above with respect to remuneration arrangements relating to the exercise of their mandates as members of the executive committee and the board of directors.